Columbia Funds Trust I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

Columbia Funds Trust II
Columbia Newport Greater China Fund
Columbia Money Market Fund

Columbia Funds Trust III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Global Equity Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund
Columbia Federal Securities Fund

cOLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

Columbia Funds Trust V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut
Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

Columbia Funds Trust VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

Columbia Funds Trust VII
Columbia Newport Tiger Fund
Columbia Europe Fund

Columbia Funds Trust VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

columbia funds trust ix
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

Columbia Funds Trust XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund
Columbia European Thematic Equity Fund
Columbia Asset Allocation Fund Columbia
Dividend Income Fund Columbia Large Cap Core Fund
Columbia International Equity Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

             Supplement to the Statements of Additional Information

Under the heading "HOW TO BUY SHARES", the seventh paragraph is deleted and replaced with the following:

In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

As of the date of this Supplement, CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

Please contact your FSF or intermediary for details about payments it may receive.

G-35/554T-1004                                                 November 1, 2004